                                   EATON VANCE
                             DIVERSIFIED INCOME FUND

                                  Supplement to
                        Prospectus dated December 6, 2004

1. THE FOLLOWING REPLACES THE 1ST SENTENCE OF THE 7TH PARAGRAPH UNDER "MANAGEMENT AND ORGANIZATION":


BOSTON INCOME PORTFOLIO. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equivalent to 0.625% annually of the average daily net assets of the Portfolio throughout the month up to $1.5 billion, which fee is reduced on assets of $1.5 billion and more.

2.   THE FOLLOWING REPLACES THE 2ND PARAGRAPH UNDER "VALUING SHARES":

The Trustees of each Portfolio have adopted proccedures for valuing Portfolio investments and have delegated to the investment adviser the daily valuation of such investments. Most MBS, senior loans and other debt securities normally are valued by an independent pricing service. The pricing services consider various factors relating to securities and/or market transactions to determine market value. Seasoned MBS within certain weighted average maturity and coupon ranges are valued by a matrix pricing system administered by the investment adviser. The matrix pricing system also considers various factors relating to MBS and market transactions to determine market value.





June 1, 2005
                                                                           DIPS1

                                   EATON VANCE
                             DIVERSIFIED INCOME FUND

                                  Supplement to
         Statement of Additional Information dated December 6, 2004


1. THE FOLLOWING REPLACES THE 1ST SENTENCE OF THE THIRD PARAGRAPH UNDER "INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES":

BOSTON INCOME PORTFOLIO: Prior to March 28, 2005, the Portfolio paid the investment adviser a monthly fee of 0.625% annually of the average daily net assets of the Portfolio. As of March 28, 2005, the investment adviser and the Trustees of the Portfolio agreed to a contractual reduction of the Portfolio's advisory fee ("Fee Reduction Agreement"). Pursuant to the Fee Reduction Agreement, the Portfolio pays a monthly advisory fee on average daily net assets that is computed as follows:


         Average Daily Net Assets                       Annual Fee Rate

           up to $1.5 billion                                 0.625%
           $1.5 billion, but less than $2 billion             0.600%
           $2 billion and over                                0.575%

2. THE FOLLOWING REPLACES THE 1ST THROUGH 4TH SENTENCES OF THE THIRD PARAGRAPH UNDER "CALCULATING NET ASSET VALUE":

As authorized by the Trustees, most MBS, senior loans and other debt securities normally are valued by an independent pricing service. The pricing services consider various factors relating to securities or loans and/or market transactions to determine market value. Seasoned MBS within certain weighted average maturity and coupon ranges are valued by a matrix pricing system administered by the investment adviser. The matrix pricing system also considers various factors relating to MBS and market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services.





June 1, 2005

                                   EATON VANCE
                            LOW DURATION INCOME FUND

                                  Supplement to
                         Prospectus dated March 1, 2005


1. THE FOLLOWING REPLACES THE 2ND THROUGH 4TH SENTENCES OF THE 2ND PARAGRAPH UNDER "VALUING SHARES":

Debt securities, senior loans and most MBS normally are valued by an independent pricing service. The pricing services consider various factors relating to securities and/or market transactions to determine market value. Seasoned MBS within certain weighted average maturity and coupon ranges are valued by a matrix pricing system administered by the investment adviser. The matrix pricing system also considers various factors relating to MBS and market transactions to determine market value.





June 1, 2005
                                                                          LDFPS1

                                   EATON VANCE
                            LOW DURATION INCOME FUND

                                  Supplement to
          Statement of Additional Information dated March 1, 2005



THE FOLLOWING REPLACES THE 1ST THROUGH 4TH SENTENCES OF THE THIRD PARAGRAPH UNDER "CALCULATING NET ASSET VALUE":


As authorized by the Trustees, most MBS, senior loans and other debt securities normally are valued by an independent pricing service. The pricing services consider various factors relating to securities and/or market transactions to determine market value. Seasoned MBS within certain weighted average maturity and coupon ranges are valued by a matrix pricing system administered by the investment adviser. The matrix pricing system also considers various factors relating to MBS and market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services.





June 1, 2005

                              EATON VANCE STRATEGIC
                                   INCOME FUND

                                  Supplement to
                         Prospectus dated March 1, 2005


1. THE FOLLOWING REPLACES THE 1ST SENTENCE OF THE FIFTH PARAGRAPH UNDER "MANAGEMENT AND ORGANIZATION":

BOSTON INCOME PORTFOLIO. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equivalent to 0.625% annually of the average daily net assets of the Portfolio throughout the month up to $1.5 billion, which fee is reduced on assets of $1.5 billion and more.

2. THE FOLLOWING REPLACES THE 2ND THROUGH 4TH SENTENCES IN THE 2ND PARAGRAPH UNDER "VALUING SHARES":

Debt securities and most MBS normally are valued by an independent pricing service. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Seasoned MBS within certain weighted average maturity and coupon ranges are valued by a matrix pricing system administered by the investment adviser. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value.



June 1, 2005
                                                                           SIPS1

                                   EATON VANCE
                              STRATEGIC INCOME FUND

                                  Supplement to
          Statement of Additional Information dated March 1, 2005


1. THE FOLLOWING REPLACES THE 1ST SENTENCE OF THE 4TH PARAGRAPH UNDER "INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES":

BOSTON INCOME PORTFOLIO: Prior to March 28, 2005, the Portfolio paid the investment adviser a monthly fee of 0.625% annually of the average daily net assets of the Portfolio. As of March 28, 2005, the investment adviser and the Trustees of the Portfolio agreed to a contractual reduction of the Portfolio's advisory fee ("Fee Reduction Agreement"). Pursuant to the Fee Reduction Agreement, the Portfolio pays a monthly advisory fee on average daily net assets that is computed as follows:


         Average Daily Net Assets                        Annual Fee Rate
             up to $1.5 billion                               0.625%
             $1.5 billion, but less than $2 billion           0.600%
             $2 billion and over                              0.575%


2. THE FOLLOWING REPLACES THE 1ST AND 2ND SENTENCES OF THE FOURTH PARAGRAPH UNDER "CALCULATING NET ASSET VALUE":

As authorized by the Trustees, most MBS, senior loans and other debt securities normally are valued by an independent pricing service. The pricing services consider various factors relating to securities and/or market transactions to determine market value. Seasoned MBS within certain weighted average maturity and coupon ranges are valued by a matrix pricing system administered by the investment adviser. The matrix pricing system also considers various factors relating to MBS and market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services.





June 1, 2005